Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Balance	$ 16,281	$ 16,281
Business combinations – Note 4	142,170
Balance	$ 158,451	$ 16,281